Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.4%
Security	Shares	Value
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.	69,831	$ 15,400,529
		$ 15,400,529
Auto Components — 0.7%
Aptiv PLC(1)	105,815	$ 11,966,618
		$ 11,966,618
Automobiles — 0.7%
Tesla, Inc.(1)	72,459	$ 12,551,348
		$ 12,551,348
Banks — 7.0%
Bank of America Corp.(2)	912,953	$ 32,391,572
JPMorgan Chase & Co.(2)	235,432	32,951,063
M&T Bank Corp.(2)	154,947	24,171,732
Wells Fargo & Co.(2)	798,399	37,420,961
		$ 126,935,328
Beverages — 2.4%
PepsiCo, Inc.(2)	253,173	$ 43,297,646
		$ 43,297,646
Biotechnology — 1.7%
AbbVie, Inc.(2)	213,991	$ 31,617,170
		$ 31,617,170
Capital Markets — 2.9%
Charles Schwab Corp. (The)(2)	254,780	$ 19,725,068
Goldman Sachs Group, Inc. (The)(2)	57,274	20,951,402
Intercontinental Exchange, Inc.	116,306	12,508,710
		$ 53,185,180
Chemicals — 2.1%
FMC Corp.(2)	112,848	$ 15,023,454
Linde PLC	71,909	23,797,565
		$ 38,821,019
Commercial Services & Supplies — 1.1%
Waste Management, Inc.	131,095	$ 20,284,329
		$ 20,284,329
Security	Shares	Value
Communications Equipment — 1.4%
Cisco Systems, Inc.	503,521	$ 24,506,367
		$ 24,506,367
Containers & Packaging — 0.6%
Packaging Corp. of America	80,659	$ 11,510,039
		$ 11,510,039
Electric Utilities — 1.9%
Constellation Energy Corp.	205,793	$ 17,566,490
NextEra Energy, Inc.	221,774	16,550,994
		$ 34,117,484
Electrical Equipment — 3.2%
AMETEK, Inc.(2)	197,266	$ 28,587,789
Eaton Corp. PLC(2)	181,056	29,369,094
		$ 57,956,883
Energy Equipment & Services — 0.8%
Halliburton Co.	346,785	$ 14,294,478
		$ 14,294,478
Entertainment — 1.4%
Netflix, Inc.(1)(2)	73,777	$ 26,106,729
		$ 26,106,729
Equity Real Estate Investment Trusts (REITs) — 1.4%
EastGroup Properties, Inc.(2)	88,085	$ 14,820,301
Mid-America Apartment Communities, Inc.	60,879	10,149,747
		$ 24,970,048
Food Products — 2.8%
Hershey Co. (The)(2)	108,225	$ 24,307,335
Mondelez International, Inc., Class A(2)	414,020	27,093,469
		$ 51,400,804
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.(1)	394,425	$ 18,242,156
Zimmer Biomet Holdings, Inc.	171,148	21,793,987
		$ 40,036,143
Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.(2)	87,163	$ 43,510,898
		$ 43,510,898

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.4%
Hilton Worldwide Holdings, Inc.	116,431	$ 16,892,974
Starbucks Corp.	241,163	26,320,530
		$ 43,213,504
Household Products — 2.1%
Procter & Gamble Co. (The)(2)	269,237	$ 38,333,964
		$ 38,333,964
Insurance — 2.6%
American International Group, Inc.	405,830	$ 25,656,572
Arch Capital Group, Ltd.(1)	182,669	11,754,750
Reinsurance Group of America, Inc.	68,232	10,355,571
		$ 47,766,893
Interactive Media & Services — 6.2%
Alphabet, Inc., Class C(1)(2)	759,228	$ 75,824,100
Meta Platforms, Inc., Class A(1)(2)	245,306	36,543,235
		$ 112,367,335
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)(2)	635,989	$ 65,589,546
		$ 65,589,546
IT Services — 4.7%
Accenture PLC, Class A(2)	121,531	$ 33,913,226
Mastercard, Inc., Class A(2)	137,622	51,002,713
		$ 84,915,939
Life Sciences Tools & Services — 2.8%
Danaher Corp.(2)	108,861	$ 28,780,671
Thermo Fisher Scientific, Inc.(2)	37,088	21,152,399
		$ 49,933,070
Machinery — 1.8%
Caterpillar, Inc.	83,826	$ 21,148,462
Westinghouse Air Brake Technologies Corp.	114,540	11,890,397
		$ 33,038,859
Multi-Utilities — 0.6%
CMS Energy Corp.	169,926	$ 10,737,624
		$ 10,737,624
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.(2)	199,442	$ 34,706,897
ConocoPhillips	166,917	20,342,175
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.(2)	125,315	$ 16,572,909
Pioneer Natural Resources Co.	46,161	10,633,186
		$ 82,255,167
Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.(2)	379,310	$ 27,556,871
Eli Lilly & Co.(2)	104,884	36,095,829
Novo Nordisk A/S ADR	171,952	23,863,499
Sanofi	96,377	9,437,662
Zoetis, Inc.	91,169	15,087,558
		$ 112,041,419
Road & Rail — 2.2%
CSX Corp.(2)	536,100	$ 16,576,212
Uber Technologies, Inc.(1)	732,780	22,664,885
		$ 39,241,097
Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	136,427	$ 23,393,138
NVIDIA Corp.	136,339	26,636,550
Texas Instruments, Inc.(2)	108,798	19,280,094
		$ 69,309,782
Software — 9.1%
Intuit, Inc.(2)	39,571	$ 16,725,475
Microsoft Corp.(2)	530,597	131,487,242
Salesforce, Inc.(1)	105,380	17,700,679
		$ 165,913,396
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.(2)	892,190	$ 128,734,095
		$ 128,734,095
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings, Ltd.(1)	179,846	$ 11,957,960
NIKE, Inc., Class B(2)	209,418	26,665,194
		$ 38,623,154
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)(2)	128,651	$ 19,208,881
		$ 19,208,881
Total Common Stocks (identified cost $1,191,098,608)		$1,823,692,765

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(3)	14,524,392	$ 14,524,392
Total Short-Term Investments (identified cost $14,524,392)		$ 14,524,392
Total Investments — 101.2% (identified cost $1,205,623,000)		$1,838,217,157
Total Written Call Options — (1.2)% (premiums received $11,569,198)		$ (21,007,915)
Other Assets, Less Liabilities — (0.0)%(4)		$ (591,578)
Net Assets — 100.0%		$1,816,617,664
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(4)	Amount is less than (0.05)%.
Written Call Options (Exchange-Traded) — (1.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	181	$73,786,460	$3,900	2/1/23	$ (3,149,400)
S&P 500 Index	181	73,786,460	3,890	2/3/23	(3,397,370)
S&P 500 Index	177	72,155,820	4,000	2/6/23	(1,671,765)
S&P 500 Index	178	72,563,480	4,000	2/8/23	(1,776,440)
S&P 500 Index	180	73,378,800	4,025	2/10/23	(1,558,800)
S&P 500 Index	179	72,971,140	4,075	2/13/23	(1,029,250)
S&P 500 Index	178	72,563,480	4,075	2/15/23	(1,163,230)
S&P 500 Index	180	73,378,800	3,970	2/17/23	(2,514,600)
S&P 500 Index	179	72,971,140	4,035	2/21/23	(1,717,505)
S&P 500 Index	178	72,563,480	4,075	2/22/23	(1,305,630)
S&P 500 Index	177	72,155,820	4,140	2/24/23	(788,535)
S&P 500 Index	178	72,563,480	4,125	2/27/23	(935,390)
Total					$(21,007,915)
Abbreviations:
ADR	– American Depositary Receipt
At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,524,392, which represents 0.8% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$15,944,723	$85,565,081	$(86,985,412)	$ —	$ —	$14,524,392	$96,703	14,524,392
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 157,682,945	$ —	$ —	$ 157,682,945
Consumer Discretionary	171,944,170	—	—	171,944,170
Consumer Staples	133,032,414	—	—	133,032,414
Energy	96,549,645	—	—	96,549,645
Financials	227,887,401	—	—	227,887,401
Health Care	267,701,038	9,437,662	—	277,138,700
Industrials	165,921,697	—	—	165,921,697
Information Technology	473,379,579	—	—	473,379,579
Materials	50,331,058	—	—	50,331,058
Real Estate	24,970,048	—	—	24,970,048
Utilities	44,855,108	—	—	44,855,108
Total Common Stocks	$1,814,255,103	$9,437,662*	$ —	$1,823,692,765
Short-Term Investments	$ 14,524,392	$ —	$ —	$ 14,524,392
Total Investments	$1,828,779,495	$9,437,662	$ —	$1,838,217,157

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (21,007,915)	$ —	$ —	$ (21,007,915)
Total	$ (21,007,915)	$ —	$ —	$ (21,007,915)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.